LONG-TERM INVESTMENTS - Schedule of Investments under equity method (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Equity method investments	¥ 58,479	¥ 36,588		¥ 16,799
Equity securities accounted for under alternative measurement	5,900	4,200
Equity securities with readily determinable fair value	94,552	158,072
Total long-term investments	¥ 158,931	¥ 198,860	$ 24,357